New accounting pronouncements	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles
New Accounting Pronouncements

Note 4 – New accounting pronouncements

Recently Issued Accounting Standards Updates

FASB Accounting Standards Update (“ASU”) 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

The FASB issued ASU 2018-02 in February 2018, which allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. These stranded tax effects result from recognizing in income the impact of changes in tax rates even when the related tax effects were recognized in accumulated other comprehensive income. The amendments also require certain disclosures about stranded tax effects.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted.

As of December 31, 2017, the Corporation maintained a full valuation allowance on the deferred tax assets, which were recognized in accumulated other comprehensive income related to its U.S. operations. As such, the Corporation does not anticipate that the adoption of this accounting pronouncement will have a material impact on its consolidated statements of financial condition and results of operations. However, the Corporation will continue to evaluate the impact of this ASU until its planned adoption date of January 1, 2019.

FASB Accounting Standards Update (“ASU”) 2018-01, Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842

The FASB issued ASU 2018-01 in January 2018, which provides an optional transition practical expedient to not evaluate under Topic 842 existing or expired land easements that were not previously accounted for as leases under Topic 840. An entity that elects this practical expedient should evaluate new or modified land easements under Topic 842 after the effective date.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition and results of operations since it does not have any land easements that have not been previously accounted for as leases under Topic 840.

FASB Accounting Standards Update (“ASU”) 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities

The FASB issued ASU 2017-12 in August 2017, which makes more financial and nonfinancial hedging strategies eligible for hedge accounting and changes how companies assess effectiveness by, among other things, eliminating the requirement for entities to recognize hedge ineffectiveness each reporting period for cash flow hedges and requiring presentation of the changes in fair value of cash flow hedges in the same income statement line item(s) as the earnings effect of the hedged items when the hedged item affects earnings.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The amendments in this Update should be applied using a modified retrospective approach as of the adoption date.

The Corporation will be impacted by the simplified application of hedge accounting. The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition and results of operations since hedge ineffectiveness has been immaterial to the Corporation and the earnings effect of the hedges and the hedged items are already presented in the same income statement line item.

FASB Accounting Standards Update (“ASU”) 2017-11, Earnings per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): Part I: Accounting for Certain Financial Instruments with Down Round Features; Part II: Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception

The FASB issued ASU 2017-11 in July 2017, which changes the classification analysis of certain equity-linked financial instruments with down round features. When determining whether these instruments should be classified as liabilities or equity, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. For EPS purposes, the effect of the down round feature should be recognized as a dividend when triggered.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The amendments in this Update may be applied using either a modified retrospective approach or a full retrospective approach.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition and results of operations since it does not have any outstanding equity-linked financial instruments with a down round feature.

FASB Accounting Standards Update (“ASU”) 2017-09, Compensation– Stock Compensation (Topic 718): Scope of Modification Accounting

The FASB issued ASU 2017-09 in May 2017, which clarifies that modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted. The amendments in this Update should be applied prospectively to an award modified on or after the adoption date.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition and results of operations since it is not customary for the Corporation to modify the terms or conditions of its share-based payment awards.

FASB Accounting Standards Update (“ASU”) 2017-08, Receivables– Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities

The FASB issued ASU 2017-08 in March 2017, which amends the amortization period for certain callable debt securities held at a premium by shortening such period to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The amendments in this Update should be applied on a modified retrospective basis with a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition and results of operations since the premium of purchased callable debt securities is not significant.

FASB Accounting Standards Update (“ASU”) 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

The FASB issued ASU 2017-07 in March 2017, which requires that an employer disaggregate the service cost component from the other components of net benefit cost. The amendments also provide guidance on how to present the service cost component and the other components of net benefit cost in the income statement and allow only the service cost component of net benefit cost to be eligible for capitalization.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The amendments in this Update should be applied retrospectively for the presentation of the service cost component and other components of net benefit cost and prospectively for the capitalization of the service cost component.

The Corporation does not expect that the limitation to capitalize only the service cost component of the net periodic benefit cost will have a material impact on its consolidated statement of operations. Upon adoption, the Corporation will segregate the presentation of the service cost from the other components of net periodic benefit costs, all which are currently reported within personnel costs in its accompanying consolidated statement of operations.

FASB Accounting Standards Update (“ASU”) 2017-05, Other Income– Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets

The FASB issued ASU 2017-05 in February 2017, which, among other things, clarifies the scope of the derecognition of nonfinancial assets, the definition of in substance financial assets, and impacts the accounting for partial sales of nonfinancial assets by requiring full gain recognition upon the sale.

The amendments of these Updates are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017.

The Corporation is currently evaluating the impact that the adoption of this guidance will have on its consolidated statements of financial condition and results of operations.

FASB Accounting Standards Update (“ASU”) 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment

The FASB issued ASU 2017-04 in January 2017, which simplifies the accounting for goodwill impairment by removing Step 2 of the two-step goodwill impairment test under the current guidance. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will be required to disclose the amount of goodwill at reporting units with zero or negative carrying amounts.

The amendments of this Update, which should be applied on a prospective basis, are effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

Upon adoption of this standard, if the carrying amount of any of the reporting units exceeds its fair value, the Corporation would be required to record an impairment charge for the difference up to the amount of the goodwill.

FASB Accounting Standards Update (“ASU”) 2017-03, Accounting Changes and Error Corrections (Topic 250) and Investments- Equity Method and Joint Ventures (Topic 323): Amendments to SEC Paragraphs Pursuant to Staff Announcements at the September 22, 2016 and November 17, 2016 EITF Meetings (SEC Update)

The FASB issued ASU 2017-03 in January 2017, which incorporates into the Accounting Standards Codification recent SEC guidance about certain investments in qualified affordable housing and disclosing under SEC SAB Topic 11.M the effect on financial statements of adopting the revenue, leases and credit losses standards.

The Corporation has considered the guidance in this Update related to the disclosure on the effect on financial statements of adopting the revenue, leases and credit losses standards in the preparation of the consolidated financial statements.

FASB Accounting Standards Update (“ASU”) 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business

The FASB issued ASU 2017-01 in January 2017, which revises the definition of a business by providing an initial screen to determine when an integrated set of assets and activities (“set”) is not a business. Also, the amendments, among other things, specify the minimum inputs and processes required for a set to meet the definition of a business when the initial screen is not met and narrow the definition of the term output so that the term is consistent with Topic 606.

The amendments of this Update, which should be applied on a prospective basis, are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted.

The Corporation will consider this guidance in any business combinations completed after the effective date.

FASB Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash

The FASB issued ASU 2016-18 in November 2016, which require entities to present the changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The new guidance also requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet if restricted cash and restricted cash equivalents are presented in a different line item in the balance sheet.

The amendments of this Update, which should be applied using a retrospective transition method to each period presented, are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted.

The adoption of this standard will change the presentation in the consolidated statements of cash flows.

FASB Accounting Standards Update (“ASU”) 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory

The FASB issued ASU 2016-16 in October 2016, which eliminates the exception for all intra-entity sales of assets other than inventory that requires deferral of the tax effects until the transferred asset is sold to a third party or otherwise recovered through use. The new guidance requires a reporting entity to recognize the tax expense from the sale of the asset in the seller’s tax jurisdiction when the transfer occurs, even though the pre-tax effects of that transaction are eliminated in consolidation. Any deferred tax asset that arises in the buyer’s jurisdiction would also be recognized at the time of the transfer.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted, but the guidance can only be adopted in the first interim period of a fiscal year. The modified retrospective approach will be required for transition to the new guidance, with a cumulative-effect adjustment recorded in retained earnings as of the beginning of the period of adoption.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition and results of operations. Therefore, the Corporation will consider this guidance in any intra-entity transfers of assets other than inventory completed after the effective date.

FASB Accounting Standards Update (“ASU”) 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments

The FASB issued ASU 2016-15 in August 2016, which addresses specific cash flow issues with the objective of reducing existing diversity in practice, which may lead to a difference in the classification of transactions between operating, financing or investing activities. Among other things, the guidance provides an accounting policy election for classifying distributions received from equity method investees and clarifies the application of the predominance principle.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted. Entities will be required to apply the guidance retrospectively to all periods presented, unless it is impracticable to do so.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of cash flows.

FASB Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

The FASB issued ASU 2016-13 in June 2016, which replaces the incurred loss model with a current expected credit loss (“CECL”) model. The CECL model applies to financial assets subject to credit losses and measured at amortized cost and certain off-balance sheet exposures. Under current U.S. GAAP, an entity reflects credit losses on financial assets measured on an amortized cost basis only when losses are probable and have been incurred, generally considering only past events and current conditions in making these determinations. ASU 2016-13 prospectively replaces this approach with a forward-looking methodology that reflects the expected credit losses over the lives of financial assets, starting when such assets are first acquired. Under the revised methodology, credit losses will be measured based on past events, current conditions and reasonable and supportable forecasts that affect the collectability of financial assets. ASU 2016-13 also revises the approach to recognizing credit losses for available-for-sale securities by replacing the direct write-down approach with the allowance approach and limiting the allowance to the amount at which the security’s fair value is less than the amortized cost. In addition, ASU 2016-13 provides that the initial allowance for credit losses on purchased credit impaired financial assets will be recorded as an increase to the purchase price, with subsequent changes to the allowance recorded as a credit loss expense.

ASU 2016-13 also expands disclosure requirements regarding an entity’s assumptions, models and methods for estimating the allowance for credit losses.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted as of January 1, 2019.

The Corporation has continued its evaluation and implementation efforts for ASU 2016-13, Financial Instruments – Credit Losses, and has established a cross-discipline governance structure. A CECL Working Group, with members from different areas within the organization, has been created and assigned the responsibility of assessing the impact of the standard, evaluating interpretative issues, evaluating the current credit loss models against the new guidance to determine any changes necessary and other related implementation activities. The Working Group provides periodic updates to the CECL Steering Committee, which has oversight responsibilities for the implementation efforts.

The Corporation plans to adopt ASU 2016-13 on January 1, 2020 using a modified retrospective approach. Although early adoption is permitted beginning in the first quarter of 2019, the Corporation does not expect to make that election. The Corporation expects an increase in its allowance for loan and lease losses due to the consideration of lifetime credit losses as part of the calculation.

FASB Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842)

The FASB issued ASU 2016-02 in February 2016, which supersedes ASC Topic 840 and sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessors and lessees. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset (“ROU”) and a lease liability for all leases with a term greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted.

The ASU is expected to impact the Corporation’s consolidated financial statements since the Corporation has operating and land lease arrangements for which it is the lessee. Although the Corporation is still evaluating the impact that the adoption of this accounting pronouncement will have on its consolidated financial statements, preliminarily it expects that the amounts to be recognized as ROU assets and lease liabilities will be less than 1% of its total assets and will not have a material impact on its regulatory capital.

FASB Accounting Standards Updates (“ASUs”), Revenue from Contracts with Customers (Topic 606)

The FASB has issued a series of ASUs which, among other things, clarify the principles for recognizing revenue and develop a common revenue standard. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services, that is, the satisfaction of performance obligations, to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. A five-step process is defined to achieve this core principle. The new guidance also requires disclosures to enable users of financial statements to understand the nature, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

The amendments of these Updates are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017.

The Corporation’s implementation efforts regarding ASU 2014-09, Revenue from Contracts with Customers, included a scoping analysis of revenue streams and related costs, reviewing the associated contracts, evaluating the timing of when revenues are currently being recognized in light of when the performance obligations are fulfilled and assessing principal vs. agent considerations. The Corporation concluded its implementation efforts during the fourth quarter of 2017. There will be no material changes in the timing of when revenues are recognized. Although there will be changes on the presentation of certain costs in the broker-dealer subsidiary, these changes in presentation are not material to the Corporation’s financial statements. The Corporation adopted this guidance on January 1, 2018 using the modified retrospective approach.

FASB Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and

Measurement of Financial Assets and Financial Liabilities

The FASB issued ASU 2016-01 in January 2016, which primarily affects the accounting for equity investments and financial liabilities under the fair value option as follows: require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; simplify the impairment assessment of equity investments without readily determinable fair values; require changes in fair value due to instrument-specific credit risk to be presented separately in other comprehensive income for financial liabilities under the fair value option; and clarify that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with the entity’s other deferred tax assets. In addition, the ASU also impacts the presentation and disclosure requirements of financial instruments.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption can only be elected for the provision to record credit-related fair value changes for financial liabilities under the fair value option through other comprehensive income for those financial statements of fiscal years and interim periods that have not yet been issued.

Currently, the Corporation does not have any financial liabilities under the fair value option. In addition, the Corporation does not expect to be significantly impacted by the changes in the accounting for equity investments under the revised guidance.